Business Combinations - Additional Information (Detail) - SEK (kr) kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Dec. 31, 2025
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations			kr 264
iconectiv [Member]
Disclosure Of Business Combinations [Line Items]
Contribution From Divested Subsidiary To Parent Net Income	kr 1,000
Gains (losses) on disposals of investments	kr 7,600
Enterprise [Member]
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage	83.30%
Aduna [Member]
Disclosure Of Business Combinations [Line Items]
Increase Decrease In Investments In Associates		kr 516
Divestments [Member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations			kr 11,200